Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balances, value at Jan. 20, 2021	$ 20,241		$ 1,265,559		$ 1,285,800
Begining balance, shares at Jan. 20, 2021	20,240,882
Net loss				(284,959)	(284,959)
Ending balances, value at Dec. 31, 2021	$ 20,241		1,265,559	(284,959)	1,000,841
Ending balance, shares at Dec. 31, 2021	20,240,882
Net loss				(811,635)	(811,635)
Recapitalization			(139,880)		(139,880)
Restricted Stock Awards	$ 7,984		(7,984)
Restricted Stock Awards, shares	7,983,720
Series A Preferred Shares issued in Share Exchange		$ 9,000			9,000
Series A Preferred Shares issued in Share Exchange, shares		9,000,000
Shares issued upon conversion of Series A Preferred Stock	$ 485,781	$ (9,000)	(485,781)		(9,000)
Shares issued upon conversion of Series A Preferred Stock, shares	485,781,168	(9,000,000)
Sale of Common Stock	$ 1,500		148,500		150,000
Sale of Common Stock, shares	1,500,000
Ending balances, value at Dec. 31, 2022	$ 515,506		780,414	(1,096,594)	199,326
Ending balance, shares at Dec. 31, 2022	515,505,770
Net loss				(811,693)	(811,693)
Restricted Stock Awards	$ 1,500		28,500		30,000
Restricted Stock Awards, shares	1,500,000
Sale of Common Stock	$ 17,292		395,208		412,500
Sale of Common Stock, shares	17,291,667
Common Stock for Services	$ 1,674		115,781		117,455
Common Stock for Services, shares	1,674,506
Stock Option Compensation			180,600		180,600
Cancelled Stock from SuperGreen	$ (51,508)		51,508
Stock cancelled related to SuperGreen, shares	(51,507,749)
Ending balances, value at Dec. 31, 2023	$ 484,464		$ 1,552,011	$ (1,908,287)	$ 128,188
Ending balance, shares at Dec. 31, 2023	484,464,194